Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 221,807	$ 283,341	$ 175,985	$ 259,701	$ 312,727
Grant funds and other receivables	520,509	68,603		121,814
Prepaid expenses and other current assets	67,895	95,320		238,189
Total current assets	810,211	447,264		619,704
Property and equipment, net (Note 3)	9,612	10,606		11,350
Deposits	11,010	11,010		11,010
Total assets	830,833	468,880		642,064
Current liabilities:
Accounts payable	740,829	152,653		125,859
Accrued expenses (Note 4)	1,917,425	1,851,040		1,238,552
Current portion of notes payable (Note 5)	12,048	12,500		260,420
Total current liabilities	2,670,302	2,016,193		1,624,831
Note payable, net of current portion (Note 5)	24,781	27,243		39,580
Total liabilities	2,695,083	2,043,436		1,664,411
Commitments (Note 6)
Stockholders’ equity (deficiency):
Preferred stock, $.01 par value (Note 7): Authorized shares – 10,000,000 Issued and outstanding shares – 2,486 and 3,450 at December 31, 2019 and 2018, respectively	376,095	1,932,433		1,971,333
Common stock, $.001 par value: Authorized shares – 600,000,000 Issued and outstanding shares – 299,835 and 219 at December 31, 2019 and 2018, respectively	13,792	300
Additional paid-in capital	41,189,070	39,340,224		37,483,204
Accumulated deficit	(43,443,207)	(42,847,513)		(40,476,884)
Total stockholders’ equity (deficiency)	(1,864,250)	(1,574,556)	$ (1,207,149)	(1,022,347)	$ (321,057)
Total liabilities and stockholders’ equity (deficiency)	$ 830,833	$ 468,880		$ 642,064